Operating Segments (Details 1) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Operating Segments [Line Items]
Segment EBITDA	$ (2,126)	$ (24,053)	$ 10,470	$ 3,420
Income tax (expense)/benefit	(865)	(60)	(5,546)	1,274
Other revenue	0	0	7,710	24
Any other reconciling items	(12,988)	(13,480)	(33,380)	(17,823)
Total net loss after tax	$ (15,979)	$ (37,593)	$ (20,746)	$ (13,105)